Other assets (Tables)	12 Months Ended
Mar. 31, 2018
Other assets
Schedule of Other assets

	At March 31,
	2018	2017	2016
	€M	€M	€M
Prepayments	235.2	221.1	145.1
Interest receivable	0.3	1.0	3.4
	235.5	222.1	148.5